Goldman Sachs Growth Allocation Fund Expense Example - A C Inst Serv Inv R R6 [Member] - Goldman Sachs Growth Allocation Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 638
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,072
Expense Example, with Redemption, 10 Years	1,720
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	547
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,075
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	817
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,404
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	944
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,524
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 805